Provisions - Summary of Major Categories of Plan Assets (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [Abstract]
Equity securities	51.00%	49.00%	51.00%
Debt securities	18.00%	18.00%	19.00%
Real estate	7.00%	7.00%	7.00%
Other	24.00%	26.00%	23.00%